SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Net sales	[1]	$ 8,978	$ 10,878	$ 15,753
Cost of Net Sales		(7,927)	(7,972)	(11,363)
Gross Profit (Loss)		1,051	2,906	4,390
Research and Development		(4,644)	(5,085)	(5,881)
Loss before income taxes		(6,328)	(3,685)	(2,577)
Operating segments | Equipment
SEGMENT REPORTING
Net sales		751	1,406	4,594
Cost of Net Sales		(1,401)	(1,223)	(3,666)
Gross Profit (Loss)		(650)	183	928
Operating segments | Services
SEGMENT REPORTING
Net sales		8,227	9,472	11,159
Cost of Net Sales		(6,526)	(6,749)	(7,697)
Gross Profit (Loss)		1,701	2,723	3,462
General and Corporate
SEGMENT REPORTING
General and corporate		$ (2,735)	$ (1,506)	$ (1,086)

[1]	Revenue recognized for the years ended December 31, 2025, 2024 and 2023 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.8 million, $0.1 million and $0.1 million, respectively.